Restricted Net Assets	12 Months Ended
Dec. 31, 2020
Restricted Net Assets
Restricted Net Assets

19.Restricted Net Assets

As a result of the PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital, additional paid-in capital and the statutory reserves of the Group's PRC subsidiaries, affiliates and VIEs. As of December 31, 2020, the total of restricted net assets were US$90,072,957.